Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio
September 30, 2022
VDSC-NPRT3-1122
1.837324.116
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.2%
Bandwidth, Inc. (a)	32,997	392,664
Cogent Communications Group, Inc.	19,788	1,032,142
EchoStar Holding Corp. Class A (a)(b)	72,015	1,186,087
IDT Corp. Class B (a)	9,043	224,538
Ooma, Inc. (a)	45,485	559,466
		3,394,897
Entertainment - 0.2%
Lions Gate Entertainment Corp.:
Class A (a)(b)	36,754	273,082
Class B (a)	42,988	298,767
		571,849
Interactive Media & Services - 1.2%
EverQuote, Inc. Class A (a)(b)	12,188	83,122
Shutterstock, Inc.	17,206	863,225
TrueCar, Inc. (a)	118,439	178,843
Vimeo, Inc. (a)	64,791	259,164
Yelp, Inc. (a)	56,555	1,917,780
Zedge, Inc. (a)	11,195	26,420
		3,328,554
Media - 0.1%
TEGNA, Inc.	12,775	264,187
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc. (b)	54,345	755,396
U.S. Cellular Corp. (a)	8,932	232,500
		987,896
TOTAL COMMUNICATION SERVICES		8,547,383
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	3,605	24,622
LCI Industries	8,546	867,077
Luminar Technologies, Inc. (a)(b)	11,300	82,321
Modine Manufacturing Co. (a)	34,561	447,219
Patrick Industries, Inc.	2,498	109,512
The Goodyear Tire & Rubber Co. (a)	60,101	606,419
		2,137,170
Automobiles - 0.6%
Winnebago Industries, Inc. (b)	31,614	1,682,181
Diversified Consumer Services - 0.5%
Duolingo, Inc. (a)	8,295	789,933
Graham Holdings Co.	794	427,156
Perdoceo Education Corp. (a)	23,389	240,907
PowerSchool Holdings, Inc. (a)	6,763	112,874
		1,570,870
Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc.	72,777	1,334,002
Chuy's Holdings, Inc. (a)	4,478	103,800
Denny's Corp. (a)	9,718	91,446
Hilton Grand Vacations, Inc. (a)	4,384	144,190
International Game Technology PLC (b)	33,601	530,896
Texas Roadhouse, Inc. Class A	16,400	1,431,064
Wingstop, Inc.	12,895	1,617,291
		5,252,689
Household Durables - 1.8%
Century Communities, Inc.	14,726	629,978
Flexsteel Industries, Inc.	9,996	156,937
Green Brick Partners, Inc. (a)	28,396	607,106
Installed Building Products, Inc.	15,125	1,224,974
M/I Homes, Inc. (a)	14,295	517,908
Meritage Homes Corp. (a)	14,460	1,016,104
Skyline Champion Corp. (a)	11,923	630,369
Taylor Morrison Home Corp. (a)	11,367	265,078
		5,048,454
Internet & Direct Marketing Retail - 0.3%
CarParts.com, Inc. (a)	9,302	48,091
Quotient Technology, Inc. (a)	158,121	365,260
Revolve Group, Inc. (a)	13,765	298,563
		711,914
Leisure Products - 0.3%
Johnson Outdoors, Inc. Class A	7,956	408,222
Nautilus, Inc. (a)	55,684	90,765
Vista Outdoor, Inc. (a)	20,490	498,317
		997,304
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	1,564	426,597
Specialty Retail - 2.2%
Academy Sports & Outdoors, Inc.	4,644	195,884
American Eagle Outfitters, Inc.	38,882	378,322
Asbury Automotive Group, Inc. (a)	3,667	554,084
Group 1 Automotive, Inc.	10,195	1,456,560
Lithia Motors, Inc. Class A (sub. vtg.)	3,368	722,604
MarineMax, Inc. (a)	23,982	714,424
Monro, Inc. (b)	3,109	135,117
Murphy U.S.A., Inc.	1,223	336,215
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	19,233	832,789
The Aaron's Co., Inc.	11,819	114,881
The Container Store Group, Inc. (a)	40,087	196,426
TravelCenters of America LLC (a)	15,326	826,531
		6,463,837
Textiles, Apparel & Luxury Goods - 0.1%
Lakeland Industries, Inc. (a)	12,915	148,910
Rocky Brands, Inc.	4,032	80,882
		229,792
TOTAL CONSUMER DISCRETIONARY		24,520,808
CONSUMER STAPLES - 3.3%
Beverages - 0.9%
Coca-Cola Bottling Co. Consolidated	3,306	1,361,179
Primo Water Corp. (a)	87,124	1,093,406
		2,454,585
Food & Staples Retailing - 0.8%
Ingles Markets, Inc. Class A	10,844	858,953
Natural Grocers by Vitamin Cottage, Inc.	12,027	129,771
Sprouts Farmers Market LLC (a)	40,502	1,123,931
Weis Markets, Inc.	3,281	233,738
		2,346,393
Food Products - 1.0%
Cal-Maine Foods, Inc.	13,182	732,787
Hostess Brands, Inc. Class A (a)	82,414	1,915,301
John B. Sanfilippo & Son, Inc.	1,877	142,145
TreeHouse Foods, Inc. (a)	2,311	98,033
		2,888,266
Personal Products - 0.6%
elf Beauty, Inc. (a)	34,344	1,292,021
Herbalife Nutrition Ltd. (a)	7,114	141,497
MediFast, Inc.	2,719	294,631
		1,728,149
TOTAL CONSUMER STAPLES		9,417,393
ENERGY - 6.1%
Energy Equipment & Services - 0.6%
Bristow Group, Inc. (a)	7,749	182,024
Cactus, Inc.	2,401	92,270
DMC Global, Inc. (a)	4,551	72,725
Dril-Quip, Inc. (a)	4,390	85,693
Nabors Industries Ltd. (a)	7,543	765,237
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	107,267
Oceaneering International, Inc. (a)	50,564	402,489
Patterson-UTI Energy, Inc.	8,326	97,248
Tidewater, Inc. (a)	5,027	109,086
		1,914,039
Oil, Gas & Consumable Fuels - 5.5%
Arch Resources, Inc. (b)	11,002	1,304,837
Chord Energy Corp.	9,526	1,302,871
Civitas Resources, Inc.	8,459	485,462
CNX Resources Corp. (a)	14,334	222,607
Comstock Resources, Inc. (a)	26,322	455,107
CONSOL Energy, Inc.	16,766	1,078,389
Delek U.S. Holdings, Inc.	30,871	837,839
DHT Holdings, Inc.	39,392	297,804
Equitrans Midstream Corp.	145,830	1,090,808
Excelerate Energy, Inc. (b)	6,682	156,359
Golar LNG Ltd. (a)	49,731	1,239,297
Kosmos Energy Ltd. (a)	80,145	414,350
Magnolia Oil & Gas Corp. Class A	42,785	847,571
Matador Resources Co.	6,030	294,988
Murphy Oil Corp.	19,025	669,109
PBF Energy, Inc. Class A (a)	20,968	737,235
Peabody Energy Corp. (a)(b)	11,937	296,276
Permian Resource Corp. Class A (a)	131,336	893,085
Ranger Oil Corp.	7,396	232,604
Scorpio Tankers, Inc.	17,455	733,808
SFL Corp. Ltd.	28,541	260,009
SM Energy Co.	17,855	671,527
Southwestern Energy Co. (a)	26,486	162,094
Uranium Energy Corp. (a)(b)	69,138	241,983
W&T Offshore, Inc. (a)	36,594	214,441
World Fuel Services Corp.	27,788	651,351
		15,791,811
TOTAL ENERGY		17,705,850
FINANCIALS - 16.1%
Banks - 8.7%
1st Source Corp.	8,032	371,882
Banc of California, Inc.	25,915	413,863
BancFirst Corp.	3,094	276,820
Banner Corp.	9,993	590,386
Capital City Bank Group, Inc.	1,334	41,501
Cathay General Bancorp	19,918	766,046
Central Pacific Financial Corp.	8,737	180,769
Citizens Financial Group, Inc.	41,662	1,431,506
Columbia Banking Systems, Inc. (b)	56,373	1,628,616
Community Bank System, Inc.	13,175	791,554
Community Trust Bancorp, Inc.	4,717	191,274
ConnectOne Bancorp, Inc.	3,532	81,448
Eastern Bankshares, Inc.	35,727	701,678
Financial Institutions, Inc.	10,123	243,661
First Bancorp, Puerto Rico	80,063	1,095,262
First Commonwealth Financial Corp.	11,835	151,961
First Financial Bankshares, Inc. (b)	51,893	2,170,684
Fulton Financial Corp.	72,891	1,151,678
Great Southern Bancorp, Inc.	15,726	897,483
Hancock Whitney Corp.	20,969	960,590
Heartland Financial U.S.A., Inc.	4,900	212,464
Home Bancshares, Inc. (b)	10,335	232,641
Lakeland Financial Corp.	1,787	130,111
Mercantile Bank Corp.	1,897	56,360
Metropolitan Bank Holding Corp. (a)	1,910	122,928
Midland States Bancorp, Inc.	6,148	144,908
NBT Bancorp, Inc.	8,682	329,482
Northwest Bancshares, Inc. (b)	39,009	527,012
OFG Bancorp	28,986	728,418
Old National Bancorp, Indiana	74,203	1,222,123
Park National Corp. (b)	1,985	247,093
Peapack-Gladstone Financial Corp.	7,441	250,390
Preferred Bank, Los Angeles	1,304	85,060
Renasant Corp.	6,043	189,025
S&T Bancorp, Inc.	5,526	161,967
ServisFirst Bancshares, Inc.	14,556	1,164,480
Sierra Bancorp	9,632	190,232
Simmons First National Corp. Class A	15,812	344,543
Texas Capital Bancshares, Inc. (a)	5,558	328,089
Tompkins Financial Corp.	2,784	202,174
TowneBank	5,070	136,028
Trico Bancshares	4,917	219,544
Trustmark Corp.	9,482	290,434
UMB Financial Corp.	3,349	282,287
United Bankshares, Inc., West Virginia	5,923	211,747
United Community Bank, Inc.	37,183	1,230,757
Univest Corp. of Pennsylvania	8,356	196,199
Washington Federal, Inc.	42,453	1,272,741
Westamerica Bancorp.	7,702	402,738
		25,250,637
Capital Markets - 2.5%
B. Riley Financial, Inc.	15,534	691,574
Cohen & Steers, Inc.	3,854	241,376
Federated Hermes, Inc.	7,191	238,166
Focus Financial Partners, Inc. Class A (a)	49,895	1,572,191
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	17,928	555,409
Stifel Financial Corp.	26,227	1,361,444
StoneX Group, Inc. (a)	14,624	1,212,915
Virtus Investment Partners, Inc.	8,703	1,388,303
		7,261,378
Consumer Finance - 1.3%
Bread Financial Holdings, Inc.	48,579	1,527,810
Navient Corp.	63,486	932,609
PROG Holdings, Inc. (a)	72,858	1,091,413
Regional Management Corp.	7,908	221,740
		3,773,572
Diversified Financial Services - 0.1%
Compass Diversified Holdings	16,109	290,929
Insurance - 1.5%
American Equity Investment Life Holding Co.	1,759	65,593
Amerisafe, Inc.	11,222	524,404
CNO Financial Group, Inc.	17,164	308,437
Employers Holdings, Inc.	2,679	92,399
Kinsale Capital Group, Inc.	393	100,380
Oscar Health, Inc. (a)	159,180	794,308
Selective Insurance Group, Inc.	10,968	892,795
Trupanion, Inc. (a)(b)	25,292	1,503,104
		4,281,420
Mortgage Real Estate Investment Trusts - 0.8%
Apollo Commercial Real Estate Finance, Inc.	22,775	189,033
Arbor Realty Trust, Inc.	21,874	251,551
Ares Commercial Real Estate Corp.	29,239	305,548
Blackstone Mortgage Trust, Inc.	55,805	1,302,489
Franklin BSP Realty Trust, Inc. (b)	8,600	92,622
Granite Point Mortgage Trust, Inc.	5,368	34,570
Ready Capital Corp.	7,254	73,556
TPG RE Finance Trust, Inc.	19,178	134,246
		2,383,615
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (a)	4,416	151,160
Capitol Federal Financial, Inc.	82,908	688,136
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,658	560,934
NMI Holdings, Inc. (a)	29,382	598,511
Provident Financial Services, Inc.	24,852	484,614
Radian Group, Inc.	26,075	502,987
Waterstone Financial, Inc.	18,875	305,020
		3,291,362
TOTAL FINANCIALS		46,532,913
HEALTH CARE - 19.0%
Biotechnology - 8.7%
2seventy bio, Inc. (a)	16,617	241,777
4D Molecular Therapeutics, Inc. (a)	10,859	87,306
Adverum Biotechnologies, Inc. (a)	95,044	90,292
Affimed NV (a)	44,681	92,043
Agenus, Inc. (a)(b)	83,771	171,731
Agios Pharmaceuticals, Inc. (a)	6,386	180,596
Akebia Therapeutics, Inc. (a)	216,942	68,597
Akero Therapeutics, Inc. (a)(b)	13,481	459,028
Alector, Inc. (a)	24,426	231,070
Alkermes PLC (a)	28,883	644,957
Allakos, Inc. (a)(b)	36,544	223,649
Amicus Therapeutics, Inc. (a)	48,820	509,681
AnaptysBio, Inc. (a)(b)	7,079	180,585
Anika Therapeutics, Inc. (a)	4,450	105,910
Apellis Pharmaceuticals, Inc. (a)	9,374	640,244
Arbutus Biopharma Corp. (a)(b)	57,393	109,621
Arcellx, Inc.	9,223	173,116
Arcturus Therapeutics Holdings, Inc. (a)	11,835	175,395
Arcus Biosciences, Inc. (a)	11,843	309,813
Arrowhead Pharmaceuticals, Inc. (a)	8,272	273,390
Assembly Biosciences, Inc. (a)(b)	48,169	78,997
Atara Biotherapeutics, Inc. (a)	45,179	170,777
Atreca, Inc. (a)(b)	38,927	61,115
Beam Therapeutics, Inc. (a)(b)	5,388	256,684
BioCryst Pharmaceuticals, Inc. (a)(b)	18,515	233,289
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,207	787,142
bluebird bio, Inc. (a)(b)	36,759	232,684
Blueprint Medicines Corp. (a)	5,249	345,857
Bolt Biotherapeutics, Inc. (a)(b)	27,696	40,990
BridgeBio Pharma, Inc. (a)(b)	29,738	295,596
C4 Therapeutics, Inc. (a)	18,343	160,868
CareDx, Inc. (a)	9,300	158,286
Catalyst Pharmaceutical Partners, Inc. (a)	13,377	171,627
ChemoCentryx, Inc. (a)	1,750	90,405
Cogent Biosciences, Inc. (a)	15,733	234,736
Coherus BioSciences, Inc. (a)	24,107	231,668
Corbus Pharmaceuticals Holdings, Inc. (a)	135,883	22,421
CTI BioPharma Corp. (a)(b)	30,297	176,329
Cytokinetics, Inc. (a)	7,654	370,836
CytomX Therapeutics, Inc. (a)	58,459	84,766
Deciphera Pharmaceuticals, Inc. (a)	23,579	436,212
Denali Therapeutics, Inc. (a)	7,956	244,170
Eagle Pharmaceuticals, Inc. (a)	4,364	115,297
Editas Medicine, Inc. (a)(b)	18,635	228,092
Eiger Biopharmaceuticals, Inc. (a)	8,522	64,171
Emergent BioSolutions, Inc. (a)	10,463	219,618
EQRx, Inc. (a)(b)	31,200	154,440
Fate Therapeutics, Inc. (a)(b)	5,261	117,899
FibroGen, Inc. (a)	25,800	335,658
Fortress Biotech, Inc. (a)	29,605	25,460
Global Blood Therapeutics, Inc. (a)	2,876	195,856
Gossamer Bio, Inc. (a)(b)	19,524	233,898
Gritstone Bio, Inc. (a)(b)	42,382	108,922
Gt Biopharma, Inc. (a)(b)	17,977	31,640
Halozyme Therapeutics, Inc. (a)	14,677	580,329
Harpoon Therapeutics, Inc. (a)(b)	23,419	22,719
Heron Therapeutics, Inc. (a)(b)	47,386	199,969
Homology Medicines, Inc. (a)	22,439	36,127
ImmunoGen, Inc. (a)	68,852	329,113
Infinity Pharmaceuticals, Inc. (a)	92,615	110,212
Insmed, Inc. (a)	24,032	517,649
Intellia Therapeutics, Inc. (a)	10,451	584,838
Intercept Pharmaceuticals, Inc. (a)(b)	15,411	214,983
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	32,180	333,385
iTeos Therapeutics, Inc. (a)	8,457	161,106
Iveric Bio, Inc. (a)	5,457	97,899
Jounce Therapeutics, Inc. (a)	24,419	57,140
Karuna Therapeutics, Inc. (a)	4,391	987,668
Karyopharm Therapeutics, Inc. (a)	39,121	213,601
Kezar Life Sciences, Inc. (a)(b)	29,355	252,747
Kiniksa Pharmaceuticals Ltd. (a)(b)	18,327	235,319
Kodiak Sciences, Inc. (a)	20,593	159,390
Kura Oncology, Inc. (a)(b)	22,657	309,495
Madrigal Pharmaceuticals, Inc. (a)	3,647	237,019
Mersana Therapeutics, Inc. (a)	32,814	221,823
MiMedx Group, Inc. (a)	19,565	56,152
Mustang Bio, Inc. (a)(b)	38,177	17,920
Myriad Genetics, Inc. (a)	4,833	92,214
Natera, Inc. (a)	3,593	157,445
Nurix Therapeutics, Inc. (a)	10,534	137,258
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
ORIC Pharmaceuticals, Inc. (a)	48,226	154,323
Ovid Therapeutics, Inc. (a)	32,292	59,417
Passage Bio, Inc. (a)	21,054	26,318
Pieris Pharmaceuticals, Inc. (a)(b)	44,332	50,982
Precigen, Inc. (a)(b)	69,772	147,917
Prometheus Biosciences, Inc. (a)	9,128	538,643
Protagonist Therapeutics, Inc. (a)	21,764	183,471
Prothena Corp. PLC (a)	7,688	466,123
PTC Therapeutics, Inc. (a)	13,379	671,626
Puma Biotechnology, Inc. (a)	22,568	53,486
RAPT Therapeutics, Inc. (a)	8,533	205,304
Recursion Pharmaceuticals, Inc. (a)	5,303	56,424
REGENXBIO, Inc. (a)	10,853	286,845
Relay Therapeutics, Inc. (a)	9,505	212,627
Replimune Group, Inc. (a)	4,218	72,845
Rigel Pharmaceuticals, Inc. (a)	67,503	79,654
Rocket Pharmaceuticals, Inc. (a)	12,007	191,632
Sage Therapeutics, Inc. (a)	2,509	98,252
Sangamo Therapeutics, Inc. (a)	41,072	201,253
Selecta Biosciences, Inc. (a)(b)	46,724	76,627
Seres Therapeutics, Inc. (a)	34,293	220,161
Sesen Bio, Inc. (a)	165,842	70,483
Silverback Therapeutics, Inc. (a)	11,442	60,414
Surface Oncology, Inc. (a)	32,938	34,256
Sutro Biopharma, Inc. (a)	27,300	151,515
Syndax Pharmaceuticals, Inc. (a)	14,127	339,472
TCR2 Therapeutics, Inc. (a)	36,076	64,937
TG Therapeutics, Inc. (a)	37,158	219,975
Travere Therapeutics, Inc. (a)	14,761	363,711
Twist Bioscience Corp. (a)	10,576	372,698
Vanda Pharmaceuticals, Inc. (a)	18,432	182,108
Veracyte, Inc. (a)(b)	15,515	257,549
Verve Therapeutics, Inc. (a)	1,704	58,532
Vir Biotechnology, Inc. (a)	16,002	308,519
Voyager Therapeutics, Inc. (a)	24,687	146,147
Xbiotech, Inc. (a)	7,080	25,630
Xencor, Inc. (a)	12,237	317,917
Zentalis Pharmaceuticals, Inc. (a)	10,807	234,080
		25,270,600
Health Care Equipment & Supplies - 4.3%
Accuray, Inc. (a)(b)	187,563	390,131
Atricure, Inc. (a)	11,722	458,330
Avanos Medical, Inc. (a)	37,957	826,703
Cardiovascular Systems, Inc. (a)	10,045	139,224
Cerus Corp. (a)	193,725	697,410
Embecta Corp.	7,592	218,574
Figs, Inc. Class A (a)(b)	134,492	1,109,559
Inari Medical, Inc. (a)(b)	3,548	257,727
Invacare Corp. (a)(b)	43,581	34,006
IRadimed Corp.	3,035	91,232
iRhythm Technologies, Inc. (a)	2,948	369,325
Lantheus Holdings, Inc. (a)	2,414	169,777
LivaNova PLC (a)	1,017	51,633
Merit Medical Systems, Inc. (a)	1,369	77,362
Neogen Corp. (a)	112,425	1,570,577
Novocure Ltd. (a)	2,820	214,264
NuVasive, Inc. (a)	14,936	654,346
Orthofix International NV (a)	20,158	385,219
Shockwave Medical, Inc. (a)	8,758	2,435,326
Staar Surgical Co. (a)	11,910	840,251
SurModics, Inc. (a)	25,353	770,731
Tactile Systems Technology, Inc. (a)	14,452	112,581
Varex Imaging Corp. (a)	18,089	382,401
Zimvie, Inc. (a)	12,526	123,632
		12,380,321
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	5,299	90,878
23andMe Holding Co. Class A (a)(b)	53,758	153,748
Addus HomeCare Corp. (a)	6,560	624,774
AMN Healthcare Services, Inc. (a)	7,042	746,170
Clover Health Investments Corp. (a)(b)	95,860	162,962
DocGo, Inc. Class A (a)	70,441	698,775
Fulgent Genetics, Inc. (a)	9,677	368,887
Hims & Hers Health, Inc. (a)(b)	153,614	857,166
Invitae Corp. (a)(b)	96,690	237,857
LHC Group, Inc. (a)	1,827	299,007
National Healthcare Corp.	14,244	902,215
Option Care Health, Inc. (a)	48,321	1,520,662
Owens & Minor, Inc.	10,615	255,822
Privia Health Group, Inc. (a)	4,603	156,778
The Ensign Group, Inc.	9,791	778,385
		7,854,086
Health Care Technology - 0.8%
Computer Programs & Systems, Inc. (a)	7,816	217,910
HealthStream, Inc. (a)	11,327	240,812
MultiPlan Corp. Class A (a)(b)	69,990	200,171
Nextgen Healthcare, Inc. (a)	60,633	1,073,204
Phreesia, Inc. (a)	17,433	444,193
		2,176,290
Life Sciences Tools & Services - 1.0%
AbCellera Biologics, Inc. (a)	37,554	371,409
Adaptive Biotechnologies Corp. (a)	28,752	204,714
Berkeley Lights, Inc. (a)	31,654	90,530
Codexis, Inc. (a)	29,133	176,546
Cytek Biosciences, Inc. (a)	26,156	385,016
MaxCyte, Inc. (a)	20,659	134,284
Medpace Holdings, Inc. (a)	5,084	799,052
Nanostring Technologies, Inc. (a)	18,541	236,769
Pacific Biosciences of California, Inc. (a)(b)	47,298	274,565
Quanterix Corp. (a)	23,985	264,315
		2,937,200
Pharmaceuticals - 1.5%
Aclaris Therapeutics, Inc. (a)	10,708	168,544
Amneal Pharmaceuticals, Inc. (a)	42,303	85,452
Amphastar Pharmaceuticals, Inc. (a)	9,800	275,380
Arvinas Holding Co. LLC (a)	8,454	376,118
Atea Pharmaceuticals, Inc. (a)	21,416	121,857
Axsome Therapeutics, Inc. (a)(b)	1,279	57,069
Cassava Sciences, Inc. (a)(b)	1,146	47,926
Corcept Therapeutics, Inc. (a)(b)	15,148	388,395
Intra-Cellular Therapies, Inc. (a)	9,036	420,445
Nektar Therapeutics (a)	38,600	123,520
NGM Biopharmaceuticals, Inc. (a)	15,944	208,548
Odonate Therapeutics, Inc. (a)	39,639	59,459
Oramed Pharmaceuticals, Inc. (a)(b)	13,237	85,776
Pacira Biosciences, Inc. (a)	3,659	194,622
Prestige Brands Holdings, Inc. (a)	10,247	510,608
Provention Bio, Inc. (a)	17,527	78,872
Revance Therapeutics, Inc. (a)	3,553	95,931
Supernus Pharmaceuticals, Inc. (a)	11,784	398,888
Theravance Biopharma, Inc. (a)	31,640	320,830
Tricida, Inc. (a)(b)	18,543	194,331
WAVE Life Sciences (a)	22,804	82,322
		4,294,893
TOTAL HEALTH CARE		54,913,390
INDUSTRIALS - 16.3%
Aerospace & Defense - 0.8%
AAR Corp. (a)	11,817	423,285
Astronics Corp. (a)	26,142	205,476
Parsons Corp. (a)	44,496	1,744,243
		2,373,004
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	708	67,664
Forward Air Corp.	4,896	441,913
Hub Group, Inc. Class A (a)	7,862	542,321
		1,051,898
Airlines - 0.1%
Mesa Air Group, Inc. (a)	47,931	79,086
SkyWest, Inc. (a)	16,514	268,518
		347,604
Building Products - 1.1%
Apogee Enterprises, Inc. (b)	17,822	681,157
Jeld-Wen Holding, Inc. (a)	21,256	185,990
Masonite International Corp. (a)	15,349	1,094,230
Resideo Technologies, Inc. (a)	39,426	751,460
UFP Industries, Inc.	6,960	502,234
		3,215,071
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	46,128	1,763,473
Brady Corp. Class A	2,418	100,903
Cimpress PLC (a)	10,515	257,407
HNI Corp.	5,583	148,005
Kimball International, Inc. Class B	33,345	209,740
The Brink's Co.	34,761	1,683,823
The GEO Group, Inc. (a)	133,563	1,028,435
		5,191,786
Construction & Engineering - 2.0%
API Group Corp. (a)	48,146	638,897
Arcosa, Inc.	16,699	954,849
Comfort Systems U.S.A., Inc.	5,702	554,976
Construction Partners, Inc. Class A (a)	5,545	145,445
EMCOR Group, Inc.	11,754	1,357,352
Fluor Corp. (a)	35,381	880,633
MYR Group, Inc. (a)	14,327	1,213,927
		5,746,079
Electrical Equipment - 2.5%
Atkore, Inc. (a)	24,738	1,924,864
AZZ, Inc.	36,114	1,318,522
Encore Wire Corp. (b)	9,598	1,108,953
EnerSys	5,529	321,622
Enovix Corp. (a)(b)	15,510	284,376
GrafTech International Ltd.	23,100	99,561
Preformed Line Products Co.	7,015	499,117
Regal Rexnord Corp.	7,992	1,121,757
SunPower Corp. (a)(b)	8,367	192,776
Vicor Corp. (a)	6,029	356,555
		7,228,103
Machinery - 2.4%
Alamo Group, Inc.	629	76,908
Gorman-Rupp Co.	3,702	88,071
Hillenbrand, Inc.	8,056	295,816
Hillman Solutions Corp. Class A (a)	109,930	828,872
Hurco Companies, Inc.	10,939	245,909
Hyster-Yale Materials Handling Class A	9,198	197,849
Kennametal, Inc.	49,373	1,016,096
L.B. Foster Co. Class A (a)	3,644	35,565
Mueller Industries, Inc.	17,749	1,055,001
Proto Labs, Inc. (a)	19,301	703,135
Tennant Co.	2,721	153,900
Titan International, Inc. (a)	16,609	201,633
Watts Water Technologies, Inc. Class A	15,422	1,939,008
		6,837,763
Marine - 0.3%
Matson, Inc.	12,586	774,291
Safe Bulkers, Inc.	69,594	171,897
		946,188
Professional Services - 1.4%
ASGN, Inc. (a)	4,051	366,089
CRA International, Inc.	2,958	262,493
Heidrick & Struggles International, Inc.	16,488	428,523
Kforce, Inc.	14,593	855,879
Resources Connection, Inc.	3,282	59,306
TriNet Group, Inc. (a)	14,989	1,067,517
TrueBlue, Inc. (a)	16,902	322,490
Upwork, Inc. (a)	58,312	794,209
		4,156,506
Road & Rail - 1.1%
ArcBest Corp.	3,332	242,336
Marten Transport Ltd.	49,826	954,666
Saia, Inc. (a)	5,411	1,028,090
TuSimple Holdings, Inc. (a)(b)	32,632	248,003
Werner Enterprises, Inc.	14,208	534,221
		3,007,316
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	7,539	774,858
Boise Cascade Co.	23,570	1,401,472
Global Industrial Co.	21,803	584,974
GMS, Inc. (a)	40,246	1,610,242
H&E Equipment Services, Inc.	3,099	87,826
Rush Enterprises, Inc. Class A	17,215	755,050
Titan Machinery, Inc. (a)	42,789	1,209,217
Transcat, Inc. (a)	1,500	113,535
Veritiv Corp. (a)	4,982	487,090
		7,024,264
TOTAL INDUSTRIALS		47,125,582
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	85,576	788,155
Digi International, Inc. (a)	5,263	181,942
Extreme Networks, Inc. (a)	130,021	1,699,374
Harmonic, Inc. (a)	40,627	530,995
		3,200,466
Electronic Equipment & Components - 2.8%
Belden, Inc.	32,016	1,921,600
Benchmark Electronics, Inc.	33,125	820,838
Daktronics, Inc. (a)	11,995	32,506
Fabrinet (a)	18,686	1,783,579
Kimball Electronics, Inc. (a)	38,731	664,237
PC Connection, Inc.	10,239	461,677
Rogers Corp. (a)	950	229,786
Sanmina Corp. (a)	14,874	685,394
ScanSource, Inc. (a)	11,166	294,894
TTM Technologies, Inc. (a)	15,810	208,376
Vishay Intertechnology, Inc.	59,127	1,051,869
		8,154,756
IT Services - 2.0%
Conduent, Inc. (a)	86,761	289,782
CSG Systems International, Inc.	21,801	1,152,837
ExlService Holdings, Inc. (a)	13,555	1,997,465
Grid Dynamics Holdings, Inc. (a)	8,425	157,800
Marqeta, Inc. Class A (a)	103,235	735,033
Maximus, Inc.	8,729	505,147
Perficient, Inc. (a)	4,156	270,223
Remitly Global, Inc.	50,012	556,133
		5,664,420
Semiconductors & Semiconductor Equipment - 2.0%
Amkor Technology, Inc.	22,859	389,746
Axcelis Technologies, Inc. (a)	4,223	255,745
Diodes, Inc. (a)	17,938	1,164,356
Entegris, Inc.	8,055	668,726
Kulicke & Soffa Industries, Inc.	14,434	556,142
Lattice Semiconductor Corp. (a)	27,684	1,362,330
MACOM Technology Solutions Holdings, Inc. (a)	6,571	340,312
MaxLinear, Inc. Class A (a)	5,694	185,738
Photronics, Inc. (a)	14,796	216,318
Semtech Corp. (a)	18,222	535,909
		5,675,322
Software - 6.0%
8x8, Inc. (a)(b)	59,423	205,009
Agilysys, Inc. (a)	25,896	1,433,344
Appian Corp. Class A (a)(b)	10,165	415,037
Box, Inc. Class A (a)	57,246	1,396,230
CommVault Systems, Inc. (a)	24,062	1,276,248
Couchbase, Inc. (a)	9,107	129,957
Domo, Inc. Class B (a)	67,965	1,222,690
Liveramp Holdings, Inc. (a)	30,710	557,694
Momentive Global, Inc. (a)	41,679	242,155
Pagerduty, Inc. (a)	17,841	411,592
Progress Software Corp.	30,747	1,308,285
Q2 Holdings, Inc. (a)	13,000	418,600
Qualys, Inc. (a)	16,064	2,239,161
SecureWorks Corp. (a)	18,453	148,547
Sprout Social, Inc. (a)	25,453	1,544,488
SPS Commerce, Inc. (a)	16,037	1,992,277
Tenable Holdings, Inc. (a)	34,441	1,198,547
Upland Software, Inc. (a)	19,729	160,397
Yext, Inc. (a)	136,631	609,374
Zuora, Inc. (a)	61,860	456,527
		17,366,159
Technology Hardware, Storage & Peripherals - 0.5%
Diebold Nixdorf, Inc. (a)(b)	43,800	106,872
Super Micro Computer, Inc. (a)	25,845	1,423,284
		1,530,156
TOTAL INFORMATION TECHNOLOGY		41,591,279
MATERIALS - 3.4%
Chemicals - 1.3%
AdvanSix, Inc.	14,947	479,799
American Vanguard Corp.	7,719	144,345
Ecovyst, Inc. (a)	64,900	547,756
FutureFuel Corp.	25,866	156,231
Hawkins, Inc.	1,200	46,788
Innospec, Inc.	4,499	385,429
Mativ, Inc.	15,989	353,037
Rayonier Advanced Materials, Inc. (a)	30,737	96,822
Sensient Technologies Corp.	4,139	286,998
Stepan Co.	9,078	850,336
Trinseo PLC	26,156	479,178
		3,826,719
Containers & Packaging - 0.5%
Greif, Inc. Class A	5,443	324,240
Myers Industries, Inc.	68,676	1,131,094
		1,455,334
Metals & Mining - 1.5%
Alpha Metallurgical Resources	2,816	385,341
ATI, Inc. (a)	17,033	453,248
Commercial Metals Co.	48,942	1,736,462
Constellium NV (a)	30,245	306,684
Materion Corp.	1,488	119,040
Olympic Steel, Inc.	11,168	254,742
Ryerson Holding Corp.	20,728	533,539
Schnitzer Steel Industries, Inc. Class A	7,346	209,067
SunCoke Energy, Inc.	32,962	191,509
		4,189,632
Paper & Forest Products - 0.1%
Sylvamo Corp.	8,304	281,506
TOTAL MATERIALS		9,753,191
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Alexanders, Inc.	1,050	219,408
American Assets Trust, Inc.	31,529	810,926
Apple Hospitality (REIT), Inc.	22,867	321,510
Ashford Hospitality Trust, Inc. (a)	57,280	390,077
Brandywine Realty Trust (SBI)	20,706	139,766
CareTrust (REIT), Inc.	8,571	155,221
Chatham Lodging Trust (a)	7,951	78,476
EastGroup Properties, Inc.	9,361	1,351,167
Empire State Realty Trust, Inc.	52,374	343,573
Equity Commonwealth (a)	8,137	198,217
Essential Properties Realty Trust, Inc.	86,402	1,680,519
Four Corners Property Trust, Inc.	58,227	1,408,511
Global Medical REIT, Inc.	8,291	70,639
Global Net Lease, Inc. (b)	89,994	958,436
Kite Realty Group Trust	45,983	791,827
National Storage Affiliates Trust	31,807	1,322,535
Necessity Retail (REIT), Inc./The (b)	67,888	399,181
Piedmont Office Realty Trust, Inc. Class A	31,902	336,885
Retail Opportunity Investments Corp.	28,807	396,384
RLJ Lodging Trust	20,508	207,541
SITE Centers Corp.	55,818	597,811
Stag Industrial, Inc.	19,409	551,798
Summit Hotel Properties, Inc.	19,988	134,319
Terreno Realty Corp.	27,214	1,442,070
Universal Health Realty Income Trust (SBI)	8,508	367,631
Xenia Hotels & Resorts, Inc. (a)	7,359	101,481
		14,775,909
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	14,981	121,496
Marcus & Millichap, Inc.	6,269	205,498
		326,994
TOTAL REAL ESTATE		15,102,903
UTILITIES - 2.1%
Electric Utilities - 0.7%
Otter Tail Corp.	16,344	1,005,483
PNM Resources, Inc.	3,080	140,848
Portland General Electric Co.	23,736	1,031,567
		2,177,898
Gas Utilities - 0.1%
Brookfield Infrastructure Corp. A Shares (a)	7,563	307,814
South Jersey Industries, Inc.	3,005	100,427
		408,241
Independent Power and Renewable Electricity Producers - 1.2%
Altus Power, Inc. Class A (a)	27,070	298,041
Clearway Energy, Inc.:
Class A	34,990	1,018,209
Class C	19,112	608,717
Montauk Renewables, Inc. (a)(b)	11,976	208,861
Ormat Technologies, Inc. (b)	5,237	451,429
Sunnova Energy International, Inc. (a)(b)	33,946	749,528
		3,334,785
Water Utilities - 0.1%
American States Water Co.	3,850	300,108
TOTAL UTILITIES		6,221,032
TOTAL COMMON STOCKS (Cost $304,794,818)		281,431,724

Money Market Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	6,086,504	6,087,722
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	19,746,870	19,748,845
TOTAL MONEY MARKET FUNDS (Cost $25,836,567)		25,836,567

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $330,631,385)	307,268,291
NET OTHER ASSETS (LIABILITIES) - (6.3)% (f)	(18,297,217)
NET ASSETS - 100.0%	288,971,074

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	85	Dec 2022	7,096,650	(593,310)	(593,310)

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $379,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	6,073,355	47,067,490	47,053,123	60,481	-	-	6,087,722	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	55,595,009	123,449,340	159,295,504	62,577	-	-	19,748,845	0.1%
Total	61,668,364	170,516,830	206,348,627	123,058	-	-	25,836,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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